Segment reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment reporting
Schedule of reportable segment information

	For the six months ended June 30, 2026
	Adult	Safety
	education	technology	Online	Customized
	supporting	training	course	equipment
	services	services	services	sales	Consolidation
	RMB	RMB	RMB	RMB	RMB	US$
Revenue	5,074,720	2,290,080	66,081	843,337	8,274,218	1,219,469
Operating costs and expenses	8,694,437	2,165,194	1,099,371	622,179	12,581,181	1,854,237
Segment profit (loss)	(3,619,717)	124,886	(1,033,290)	221,158	(4,306,963)	(634,768)
Unallocated (1):
Other operating expenses					(48,304,434)	(7,119,193)
Other income					1,207,036	177,895
Loss before income taxes					(51,404,361)	(7,576,066)

Long-lived assets	6,685,101	77,828,875	28,769,182	—	113,283,158	16,695,872
Goodwill	4,152,740	13,923,883	7,693,654	780,020	26,550,297	3,913,030
Current assets	11,436,157	6,533,609	25,070,945	241,060	43,281,771	6,378,944
Unallocated current assets (2)					52,599,860	7,752,260
Consolidated total assets					235,715,086	34,740,106
(1)	The unallocated items consist of staff costs including share-based compensation at headquarters, legal and professional fee and other expenses.
(2)	The asset categories reviewed by CODM consist of long-lived assets and current assets. Assets are allocated to each segment based on operations or their physical location. The unallocated current assets include cash and cash equivalent and other receivables attributable to headquarter operations.

	For the six months ended June 30, 2025
	Adult	Safety
	education	technology	Online
	supporting	training	course
	services	services	services	Consolidation
	RMB	RMB	RMB	RMB
Revenue	5,671,628	3,503,890	208,072	9,383,590
Operating costs and expenses	8,074,541	2,796,046	330,189	11,200,776
Segment profit (loss)	(2,402,913)	707,844	(122,117)	(1,817,186)
Unallocated (3):
Other operating expenses				(3,299,139)
Other income				573,182
Loss before income taxes				(4,543,143)

Long-lived assets	7,600,769	442,498	11,481,132	19,524,399
Goodwill	13,318,789	5,587,375	7,644,133	26,550,297
Current assets	25,425,006	11,392,629	—	36,817,635
Unallocated current assets (4)				2,344,813
Consolidated total assets				85,237,144
(3)	The unallocated items consist of staff costs at headquarters, legal and professional fee and other expenses.
(4)	The asset categories reviewed by CODM consist of long-lived assets and current assets. Assets are allocated to each segment based on operations or their physical location. The unallocated current assets include cash and cash equivalent and other receivables attributable to headquarter operations.